Leases (Details) - Schedule of right-of-use assets - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Balance	₪ 1,468	₪ 1,614
Deductions during the year	(17)	(146)
Additions during the year	56
Balance	1,507	1,468
Accumulated Depreciation
Balance	433
Additions during the year	369	433
Total	802	433
Balance	705	433
Balance as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d))	219	299
Offices [Member]
Cost
Balance	1,317	1,317
Deductions during the year	(17)
Additions during the year
Balance	1,300	1,317
Accumulated Depreciation
Balance	329
Additions during the year	336	329
Total	665	329
Balance	635	329
Balance as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d))	198	286
Vehicles [member]
Cost
Balance	151	297
Deductions during the year		(146)
Additions during the year	56
Balance	207	151
Accumulated Depreciation
Balance	104
Additions during the year	33	104
Total	137	104
Balance	70	104
Balance as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d))	₪ 21	₪ 13